Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid cost of revenue	$ 12,268	$ 12,579
Rental deposits	6,253	7,402
Prepaid tax	1,072	1,440
Loans to third parties	0	28,544
Due from 7Road	0	5,344
Others	5,805	6,668
Total	$ 25,398	$ 61,977